Cover Document	Oct. 20, 2021
Cover [Abstract]
Entity Central Index Key	0000028412
Entity Emerging Growth Company	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Title of 12(b) Security	Common Stock, $5 par value
Trading Symbol	CMA
Security Exchange Name	NYSE
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	COMERICA INCORPORATED
Entity Address, Address Line One	1717 Main Street, MC 6404
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	462-6831
Entity File Number	1-10706
Entity Tax Identification Number	38-1998421
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true
Amendment Description	Corrected Exhibit 99.2